CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 09, 2014 shares	Oct. 16, 2013 USD ($) $ / shares shares	Aug. 28, 2013 USD ($) shares	Oct. 31, 2013 USD ($)	Mar. 31, 2016 USD ($) Vote	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($) shares	Mar. 31, 2012 USD ($)
Convertible redeemable preferred shares
Issued amount | $						$ 25,181
Redemption premium amount upon issuance of series F | $						$ 17,763	$ 74,075
Rate of dividend on preferred stock (as a percent)					6.00%
Preferred stock conversion ratio					1
Liquidation payment as percentage of original purchase price					100.00%
If the IPO occurs on or before the first anniversary of the First Closing Date
Convertible redeemable preferred shares
Minimum pre-offering valuation amount | $					$ 555,000
If the IPO occurs after the first anniversary, but on or before the second anniversary of the First Closing Date
Convertible redeemable preferred shares
Minimum pre-offering valuation amount | $					675,000
If the IPO occurs after the second anniversary, but on or before the third anniversary of the First Closing Date
Convertible redeemable preferred shares
Minimum pre-offering valuation amount | $					723,000
If the IPO occurs after the third anniversary of the First Closing Date
Convertible redeemable preferred shares
Minimum pre-offering valuation amount | $					$ 740,000
Series A, B, C, D, E shares
Convertible redeemable preferred shares
Interest on preferred shares compounded annually (as a percent)					10.00%
Redemption premium amount recognized upon issuance | $					$ 26,353
Interest on preferred shares compounded annually upon issuance of series F preferred stock (as a percent)					10.00%
Series A convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							1,094,668
Shares converted into Class A common shares	1,094,668
Series B convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							686,368
Shares converted into Class A common shares	686,368
Series C1 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							794,250
Shares converted into Class A common shares	794,250
Series C2 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							126,286
Shares converted into Class A common shares	126,286
Series C3 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							1,024,318
Shares converted into Class A common shares	1,024,318
Series D1 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							3,538,864
Shares converted into Class A common shares	3,488,864
Series D2 convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							2,307,536
Shares converted into Class A common shares	2,072,624
Series E convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							4,289,457
Shares converted into Class A common shares	4,289,457
Redemption premium amount | $								$ 2,312
Series F convertible redeemable participating preferred shares
Convertible redeemable preferred shares
Preferred shares outstanding							4,654,697
Shares issued			1,953,499
Issued amount | $			$ 25,181
Share price (in dollars per share) | $ / shares		$ 14.1792
Number of shares redesignated to		596,484
Difference amount received due to conversion | $				$ 1,281
Shares converted into Class A common shares	7,204,680
Restructuring period from expiry condition					18 months
Period in which restructuring to be completed from date of Restricted Venue Resolution					2 years
Interest on preferred shares compounded annually in the event of redemption for any event other than the restructuring not being completed and consummation of qualified initial public offering (as a percent)					10.00%
Interest on preferred shares compounded annually if qualified IPO has not been consummated (as a percent)					12.00%
Number of votes of the board directors required to approve redemption of preferred shares | Vote					5
Number of votes of the board directors | Vote					9
Minimum percentage of the outstanding preferred shares required to approve other public offering for qualified IPO					75.00%
Series F convertible redeemable participating preferred shares | If the IPO occurs on or before the first anniversary of the First Closing Date
Convertible redeemable preferred shares
Minimum percentage of the Original Purchase Price of preferred share, to calculate the pre-offering valuation amount as threshold for qualified IPO					50.00%
Series F convertible redeemable participating preferred shares | If the IPO occurs after the first anniversary, but on or before the second anniversary of the First Closing Date
Convertible redeemable preferred shares
Minimum percentage of the Original Purchase Price of preferred share, to calculate the pre-offering valuation amount as threshold for qualified IPO					35.00%
Series F convertible redeemable participating preferred shares | If the IPO occurs after the second anniversary, but on or before the third anniversary of the First Closing Date
Convertible redeemable preferred shares
Minimum percentage of the Original Purchase Price of preferred share, to calculate the pre-offering valuation amount as threshold for qualified IPO					25.00%
Series F convertible redeemable participating preferred shares | Minimum
Convertible redeemable preferred shares
Interest in consolidated revenue (as a percent)					3.00%
Interest in consolidated assets (as a percent)					3.00%
Class A common shares and Series D1 and D2 preferred shares
Convertible redeemable preferred shares
Number of shares sold		596,484
Share price (in dollars per share) | $ / shares		$ 12.0309
Total sold price | $		$ 7,176